Long-Term Debt	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt

	Year Ended December 31,
	2019 $	2018 $
Revolving credit facilities due through 2022	341,132	417,997
Term loans due through 2021	221,729	323,995
Total principal	562,861	741,992
Less: unamortized discount and debt issuance costs	(3,182)	(6,586)
Total debt	559,679	735,406
Less: current portion	(43,573)	(106,236)
Non-current portion of long-term debt	516,106	629,170

As at December 31, 2019, the Company had two revolving credit facilities (or the Revolvers), which, as at such date, provided for available aggregate borrowings of up to $371.5 million, of which $30.4 million was undrawn (December 31, 2018 - $429.8 million, of which $11.8 million was undrawn). Interest payments are based on LIBOR plus margins, which at December 31, 2019 ranged between 2.00% and 2.75% (December 31, 2018 - 2.00% and 2.75%). The total amount available under the Revolvers reduces by $12.1 million (2020), $297.0 million (2021) and $62.4 million (2022). As at December 31, 2019 the Company also had three term loans outstanding, which totaled $221.7 million (December 31, 2018 - $324.0 million). Interest payments on the term loans are based on a combination of a fixed rate of 5.40% (December 31, 2018 - 5.40%) and variable rates based on LIBOR plus margins. As at December 31, 2019, the margin ranged from 0.30% to 2.00% (December 31, 2018 - 0.30% to 2.00%). The term loan repayments are made in quarterly or semi-annual payments. Two of the term loans also have a balloon or bullet repayment due at maturity in 2021. The Company's debt facilities are further described below.

In May 2019, the Company completed a $63.7 million sale-leaseback financing transaction related to two of the Company's vessels (note 12). The Company used the proceeds from the sale-leaseback transaction to prepay a portion of the Company's 2017 Revolver (as defined below). In November 2018, the Company completed an $84.7 million sale-leaseback financing transaction relating to four of the Company's vessels (note 12). Proceeds from the sale-leaseback transaction were used to refinance one of the Company's corporate revolvers, which matured in November 2018 and to prepay a portion of the Company's 2017 Revolver. In September 2018, the Company completed a $156.6 million sale-leaseback financing transaction relating to six of the Company's vessels (note 12). Proceeds from the sale-leaseback transaction were used to prepay a portion of the Company's 2017 Revolver. In July 2017, the Company completed a $153.0 million sale-leaseback financing transaction relating to four of the Company's vessels (note 12). Proceeds from the sale-leaseback transaction were used to prepay a portion of the Company's 2016 Debt Facility, described below.

In December 2017, the Company entered into a $270.0 million long-term debt facility (or the 2017 Revolver), which is scheduled to mature in December 2022, and which had an outstanding balance of $61.2 million as at December 31, 2019 (December 31, 2018 - $125.3 million). In December 2017, $215.8 million of the 2017 Revolver was used to refinance two of the Company's debt facilities that were assumed in the merger with TIL (note 24). As at December 31, 2019, the 2017 Revolver is collateralized by five of the Company's vessels (2018 - seven), together with other related security. The total net book value for the five vessels as at December 31, 2019 was $139.1 million (December 31, 2018 - $192.6 million). The 2017 Revolver also requires that the Company maintain a minimum hull coverage ratio of 125% of the total outstanding drawn balance for the facility period. Such requirement is assessed on a semi-annual basis with reference to vessel valuations compiled by two or more agreed upon third parties. Should the ratio drop below the required amount, the lender may request the Company either prepay a portion of the loan in the amount of the shortfall or provide additional collateral in the amount of the shortfall, at the Company's option. As of December 31, 2019, this ratio was 281% (December 31, 2018 - 163%). The vessel values used in this ratio are appraised values provided by third parties where available or prepared by the Company based on second-hand sale and purchase market data. A decline in the tanker market could negatively affect the ratio. In addition, the Company is required to maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of $35.0 million and at least 5% of the Company's total consolidated debt.

In January 2016, the Company entered into a $894.4 million long-term debt facility (or the 2016 Debt Facility), consisting of both a term loan of $76.7 million (December 31, 2018 - $292.7 million) and a revolving credit component of $279.9 million (December 31, 2018 - $157.6 million), which is scheduled to mature in December 2020, and a revolving credit component, which is scheduled to mature in January 2021. The 2016 Debt Facility is collateralized by 28 of the Company's vessels (2018 - 29), together with other related security. The total net book value for the 28 vessels as at December 31, 2019 was $892.0 million (December 31, 2018 - $972.5 million). The 2016 Debt Facility also requires that the Company maintain a minimum hull coverage ratio of 125% of the total outstanding drawn balance for the facility period. Such requirement is assessed on a semi-annual basis with reference to vessel valuations compiled by two or more agreed upon third parties. Should the ratio drop below the required amount, the lender may request the Company either prepay a portion of the loan in the amount of the shortfall or provide additional collateral in the amount of the shortfall, at the Company's option. As at December 31, 2019, this ratio was 211% (December 31, 2018 - 137%). The vessel values used in this ratio are appraised values provided by third parties where available or prepared by the Company based on second-hand sale and purchase market data. A decline in the tanker market could negatively affect the ratio. In addition, the Company is required to maintain a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of $35.0 million and at least 5% of the Company's total consolidated debt.

The Company's remaining two term loans, with a total outstanding balance of $145.0 million as at December 31, 2019 (December 31, 2018 - $166.4 million), which are scheduled to mature in 2021, are guaranteed by Teekay and are collateralized by six of the Company’s vessels, together with certain other related security. One of the term loans contain covenants that require Teekay to maintain the greater of (a) free cash (cash and cash equivalents) and undrawn committed revolving credit lines with at least six months to maturity of at least $50.0 million and (b) an aggregate of free cash and undrawn committed revolving credit lines with at least six months to maturity of at least 5.0% of Teekay’s total consolidated debt (excluding the debt of Teekay LNG Partners L.P., (or TGP) and its subsidiaries and the Company and its subsidiaries that are non-recourse to Teekay). The other term loan requires Teekay and the Company collectively to maintain the greater of (a) free cash (cash and cash equivalents) of at least $100.0 million and (b) an aggregate of free cash and undrawn committed revolving credit lines with at least six months to maturity of at least 7.5% of Teekay's total consolidated debt (excluding the debt of TGP and its subsidiaries).

As of the date these consolidated financial statements were issued, the Company was in compliance with all covenants with respect to the Revolvers and term loans. Teekay has also advised the Company that Teekay is in compliance with all covenants relating to the revolving credit facilities and term loans to which the Company is a party.

The weighted-average interest rate on the Company’s long-term debt as at December 31, 2019 was 3.7% (December 31, 2018 – 4.6%). This rate does not reflect the effect of the Company’s interest rate swap agreements (note 13).

In January 2020, the Company entered into a new $532.8 million long-term debt facility which is scheduled to mature in December 2024 of which $455 million was used to repay the Company's two revolving facilities, the 2016 Debt Facility and the 2017 Revolver, which were scheduled to mature between 2020 and 2022, and one of the Company's term loan facilities, which was scheduled to mature in 2021.

The aggregate annual long-term principal repayments required to be made by the Company under the Revolvers and term loans subsequent to December 31, 2019, including the impact of the debt refinancing completed in January 2020 and the use of borrowings thereunder, are $44.0 million (2020), $171.9 million (2021), $80.4 million (2022), $65.3 million (2023) and $201.3 million (2024).